Document And Entity Information	3 Months Ended
Dec. 31, 2011
Entity Registrant Name	GOLDEN STATE PETRO IOM I A PLC
Entity Central Index Key	0001038460
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	2
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011

Statement of Operations and Retained Earnings (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating revenues
Charter revenues	$ 17,455	$ 9,709	$ 10,403
Total operating revenues	17,455	9,709	10,403
Operating expenses
Voyage expenses	12,413	80	0
Ship operating expenses	3,156	284	0
Administrative expenses	63	58	57
Depreciation	2,831	2,831	3,011
Total operating expenses	18,463	3,253	3,068
Net operating (loss) income	(1,008)	6,456	7,335
Other income (expenses)
Interest income	312	1,476	1,242
Interest expense	(4,066)	(4,348)	(4,609)
Gain on termination of funding agreement	4,277	0	0
Other financial items	(99)	(380)	0
Amortization of deferred charges	(39)	(39)	(39)
Net other income (expenses)	385	(3,291)	(3,406)
Net (loss) income	(623)	3,165	3,929
Retained earnings at the start of year	19,731	16,566	12,637
Retained earnings at the end of year	$ 19,108	$ 19,731	$ 16,566

Balance Sheet (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets
Restricted cash and investments	$ 20,862	$ 27,745
Related party receivables	1,986	0
Inventories	1,786	788
Voyages in progress	1,331	0
Other current assets	515	90
Total current assets	26,480	28,623
Vessel, net	45,221	48,052
Deferred charges	276	315
Total assets	71,977	76,990
Current liabilities
Current portion of long-term debt	3,900	3,605
Trade accounts payable	42	886
Due to related parties	46	1,160
Accrued expenses	3,436	2,263
Total current liabilities	7,424	7,914
Long-term debt	45,445	49,345
Total liabilities	52,869	57,259
Equity
Common stock: 2 shares of no par value	0	0
Retained earnings	19,108	19,731
Total equity	19,108	19,731
Total liabilities and equity	$ 71,977	$ 76,990

Balance Sheet (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Equity
Common stock, Par value (in dollars per share)	$ 0	$ 0
Common stock, issued (in shares)	2	2
Common stock, outstanding (in shares)	2	2

Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Cash Flows [Abstract]
Net (loss) income	$ (623)	$ 3,165	$ 3,929
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation	2,831	2,831	3,011
Amortization of deferred charges	39	39	39
Gain on termination of funding agreement	(4,277)	0	0
Changes in operating assets and liabilities:
Inventories	(998)	(788)	0
Voyages in progress	(1,331)	0	0
Other current assets	(425)	(90)	0
Trade accounts payable	(844)	886	0
Related party balances	(3,100)	1,139	0
Accrued expenses and other current liabilities	1,173	(506)	770
Net cash (used in) provided by operating activities	(7,555)	6,676	7,749
Investing activities
Change in restricted cash and investments	11,160	(3,341)	(4,669)
Net cash provided by (used in) investing activities	11,160	(3,341)	(4,669)
Financing activities
Repayment of debt	(3,605)	(3,335)	(3,080)
Net cash used in financing activities	(3,605)	(3,335)	(3,080)
Net change in cash and cash equivalents	0	0	0
Cash and cash equivalents at beginning of year	0	0	0
Cash and cash equivalents at end of year	0	0	0
Supplemental disclosure of cash flow information:
Interest paid	$ 4,187	$ 4,460	$ 4,712

DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2011
DESCRIPTION OF BUSINESS [Abstract]
DESCRIPTION OF BUSINESS
1.   DESCRIPTION OF BUSINESS

Golden State Petro (IOM I-A) PLC (the "Company") was incorporated in the Isle of Man on November 4, 1996 along with Golden State Petro (IOM I-B) PLC ("IOM I-B"). These entities (each an "Owner" and together the "Owners") were formed for the purpose of each acquiring and chartering a very large crude oil carrier ("VLCC") (together the "Vessels").

The Company, IOM I-B, and Golden State Petroleum Transport Corporation ("GSPTC"), a Delaware corporation, are wholly-owned subsidiaries of Golden State Holdings I, Limited, an Isle of Man holding company. Golden State Holdings I, Limited is wholly-owned by Independent Tankers Corporation, a Cayman Islands company ("ITC"), which itself is wholly owned by Independent Tankers Corporation Limited, a Bermuda company ("ITCL"), which is 82.47% owned by Frontline Ltd. ("Frontline"), a publicly listed Bermuda company.

GSPTC acting as an agent for the Owners, issued 8.04% First Preferred Mortgage Term Notes for $127,100,000 (the "Term Notes") and Serial First Preferred Mortgage Notes for $51,700,000 (the "Serial Notes") (together the "Notes") as an agent for the Owners. The principal amount of the Term Notes and the Serial Notes allocated to the Company was $63,550,000 and $24,900,000, respectively. The proceeds allocated to the Company have been used to fund the construction of a VLCC. The Serial Notes were fully repaid on February 1, 2006. The Ulriken (ex Antares Voyager) (the "Vessel"), was delivered to the Company on December 7, 1998 and was concurrently chartered to Chevron Transport Corporation ("Chevron") pursuant to an initial charter (the "Initial Charter") for a term of eighteen years. As of January 31, 1999, each of the Owners entered into a management agreement with Frontline. Frontline provides administrative, vessel management and advisory services to the Owners. Chevron had an option to terminate the Initial Charter on the tenth anniversary of the delivery date of our Vessel, December 7, 2008, and had termination options on each of the three subsequent two-year anniversaries thereof. On February 25, 2010, Chevron gave non-binding notice of termination of the bareboat charter for our Vessel. On June 3, 2010, Chevron gave six months' binding notice of termination and such termination took effect on December 7, 2010 at which time the Vessel was re-delivered to the Company.

On December 17, 2010 the holders approved amendments to the Indenture of the Term Notes and the management agreements pursuant to a consent solicitation commenced on December 8, 2010. These amendments were made in connection with the termination of the Initial Charter for the Vessel and the potential termination of the vessel owned by IOM I-B and (i) approve the proposed sale of the Vessels provided an Adequate Bid (as defined in the Indenture as amended) has been received by Frontline, as manager of the Vessels, within a year following the effective date of the termination of the Initial Charter for the applicable Vessel and (ii) during the period from the termination of the initial charter for each vessel and its sale, permit the chartering of the vessel by Frontline in the spot market or on time charters. We were not able to sell our Vessel within the year following the effective date of the termination of the Initial Charter for the Vessel and we have not been able to enter into a replacement time charter for our Vessel and it has been operating in the spot market since the termination of the Initial Charter.

ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
ACCOUNTING POLICIES [Abstract]
ACCOUNTING POLICIES
2.   ACCOUNTING POLICIES

Basis of Presentation
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in accordance with generally accepted accounting principles requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Restricted Cash and Investments
Restricted cash consists of bank deposits, which may only be used to settle certain pre-arranged loan or lease payments, minimum deposits, management fees and the Vessels' operating costs, must be maintained in accordance with contractual arrangements.

Restricted investments consists of deposits in guaranteed investment contracts, which must be maintained in accordance with contractual arrangements and may only be used to pay principal and interest on the Company's debt and management fees. The guaranteed investment contracts are considered to be investments held to maturity and as such are stated at cost plus accrued interest. When a contract is terminated by the Company, a market value adjustment is added to the value of the investment at the termination date. There were no guaranteed investment contracts outstanding at December 31, 2011.

Inventories
Inventories comprise principally of fuel and lubricating oils and are stated at the lower of cost or market value. Cost is determined on a first-in, first-out basis.

Vessel
The cost of the Vessel, including capitalized costs and interest, less estimated residual value is being depreciated on a straight line basis over the Vessel's remaining life. The estimated economic useful life of the Vessel is 25 years. On July 1, 2009, the Company effected a change in estimate related to the estimated scrap rate for the Vessel from $154 per lightweight ton to $281 per lightweight ton. The resulting change in salvage values has been applied prospectively and reduced depreciation by $0.2 million for the six months and year ended December 31, 2009. This change also resulted in an increase in net income of $0.2 million.

Impairment of Long-lived Assets
The carrying value of long-lived assets that are held and used by the Company are reviewed whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. Such indicators may include depressed spot rates and depressed second hand tanker values. We assess recoverability of the carrying value of the asset by estimating the future net cash flows expected to result from the asset, including eventual disposition. If the future net undiscounted cash flows are less than the carrying value of the asset, an impairment loss is recorded equal to the difference between the asset's carrying value and fair value. In addition, long-lived assets to be disposed of are reported at the lower of carrying amount and fair value less estimated costs to sell.

Deferred Charges
Loan costs, including debt arrangement fees, are capitalized and amortized over the life of the Term Notes using the straight line interest method in the Company's statements of operations. This is not materially different to the effective interest method.

Trade accounts receivable
Trade and other receivables are presented net of allowances for doubtful balances. If amounts become uncollectible, they are charged against income when that determination is made.

Allocation of the Notes
The Company is jointly and severally liable under the Term Notes with IOM I-B. At December 31, 2011 the amount outstanding on the Term Notes was $99,695,000. In preparing the separate company financial statements of the Company and IOM I-B, the aggregate amount of the Notes was allocated so as to reflect the difference in the contracted cost of the Vessels.

Revenue and expense recognition
Revenues are generated from freight billings, time charter and bareboat charter hires. Voyage revenues and expenses are recognized ratably over the estimated length of each voyage and, therefore, are allocated between reporting periods based on the relative transit time in each period. The impact of recognizing voyage expenses ratably over the length of each voyage is not materially different on a quarterly and annual basis from a method of recognizing such costs as incurred. Probable losses on voyages are provided for in full at the time such losses can be estimated. Time charter and bareboat charter revenues are recorded over the term of the charter as a service is provided. The Company uses a discharge-to-discharge basis in determining percentage of completion for all spot voyages and voyages servicing contracts of affreightment whereby it recognizes revenue ratably from when product is discharged (unloaded) at the end of one voyage to when it is discharged after the next voyage. However, the Company does not recognize revenue if a charter has not been contractually committed to by a customer and the Company, even if the vessel has discharged its cargo and is sailing to the anticipated load port on its next voyage.

Drydocking
Normal vessel repair and maintenance costs are expensed when incurred. The Company recognizes the cost of a drydocking at the time the drydocking takes place, that is, it applies the "expense as incurred" method.

Financial Instruments
In determining the fair value of its financial instruments, the Company uses a variety of methods and assumptions that are based on market conditions and risks existing at each balance sheet date. For the majority of financial instruments, including long-term debt, standard market conventions and techniques are used to determine fair value. All methods of assessing fair value result in a general approximation of value, and such value may never actually be realized.

Comprehensive income
The Company has no comprehensive income.

NEWLY ISSUED ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2011
Recent Accounting Pronouncements [Abstract]
NEWLY ISSUED ACCOUNTING PRONOUNCEMENTS
3.   NEWLY ISSUED ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and IFRSs". In general, ASU 2011-04 clarifies the FASB's intent about the application of existing fair value measurement and disclosure requirements, and for many of these requirements the amendments are not intended to result in any change in the application of Accounting Standards Codification ("ASC") Topic 820 ("Fair Value Measurement"). At the same time, there are some amendments that do change particular principles or requirements relating to fair value measurement and disclosure.  ASU 2011-04 is effective for interim and annual periods beginning after December 15, 2011. Its adoption is not expected to have a material impact on the Company's disclosures or statement of financial position, results of operations, and cash flows.

In June 2011, the FASB issued ASU 2011-05 "Presentation of Comprehensive Income" in order to improve the comparability, consistency and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income. ASU 2011-05 eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity, and requires entities to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a continuous statement of comprehensive income or in two separate but consecutive statements. ASU 2011-05 is effective for fiscal years beginning after December 15, 2011, although early adoption is permitted. Its adoption will affect the presentation of the Company's financial statements, but is not expected to have a material impact on the Company's disclosures or financial position, results of operations, and cash flows. ASU 2011-05 also included the requirement to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement(s) in which the components of net income and the components of other comprehensive income are presented. Owing to concerns raised about difficulties in its implementation, this latter requirement has been deferred for further consideration, through the issue by the FASB in December 2011 of ASU 2011-12 "Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05". Its adoption is not expected to have a material impact on the Company's disclosures or statement of financial position, results of operations, and cash flows.

In December 2011, the FASB issued ASU 2011-11 "Disclosures about Offsetting Assets and Liabilities" in order to standardize the disclosure requirements under US GAAP and IFRS relating to both instruments and transactions eligible for offset in financial statements. ASU 2011-11 is applicable for annual reporting periods beginning on or after January 1, 2013. Its adoption is not expected to have a material impact on the Company's disclosures.

TAXATION	12 Months Ended
Dec. 31, 2011
TAXATION [Abstract]
TAXATION
4.   TAXATION

The Company is exempt from United States Federal, state and local income taxes on its international shipping income and is zero rated for Isle of Man taxation. The Company expects all of its income to remain exempt from United States Federal, state and local income taxes. Accordingly, no provision for taxes has been made in these financial statements.

OTHER FINANCIAL ITEMS	12 Months Ended
Dec. 31, 2011
OTHER FINANCIAL ITEMS [Abstract]
OTHER FINANCIAL ITEMS
5.   OTHER FINANCIAL ITEMS

Other financial items in 2010 consist of consent solicitation fees and related legal expenses of $255,000 and $125,000, respectively. In 2011, legal fees in relation to the consent solicitation were incurred.

SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2011
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION	6. SEGMENT INFORMATION The Company has only one reportable segment.

RESTRICTED CASH AND INVESTMENTS	12 Months Ended
Dec. 31, 2011
RESTRICTED CASH AND INVESTMENTS [Abstract]
RESTRICTED CASH AND INVESTMENTS
7.   RESTRICTED CASH AND INVESTMENTS

Restricted cash and investments consist of restricted investment accounts (the "Accounts") that were established in the name and under the control of the Indenture Trustee (the "Trustee"). The proceeds of the Notes issued on behalf of the Company were deposited into one of the Accounts (the "Pre-Funding Account") in the form of a guaranteed investment contract. The funds in the Pre-Funding were only to be used to fund the installment construction payments, principal and interest due on the Notes and management fees prior to the delivery of the Vessel.

On March 11, 2011, the Company received $4.3 million being the market value adjustment to its guaranteed investment contract for which termination notice was given by the Company in February 2011. This amount was recorded as a gain on termination of funding agreement. The Company's restricted cash and investments are now held by Bank of New York Mellon. There were no guaranteed investment contracts outstanding at December 31, 2011.

Restricted cash and investments may only be used to settle certain pre-arranged loan or lease payments, minimum deposits, management fees and the Vessels' operating costs, and must be maintained in accordance with contractual arrangements.

TRADE RECEIVABLES, NET	12 Months Ended
Dec. 31, 2011
Trade Accounts Receivable Net [Abstract]
TRADE RECEIVABLES, NET
8.   TRADE RECEIVABLES, NET

Trade account receivable, which are included in Other current assets, are presented net of allowances for doubtful accounts relating to freight and demurrage claims amounting to $0.02 million and $nil as of December 31, 2011 and 2010, respectively.

LEASES	12 Months Ended
Dec. 31, 2011
LEASES [Abstract]
LEASES
9.   LEASES

On February 25, 2010, Chevron gave non-binding notice of termination of the bareboat charter for the Vessel. On June 3, 2010, Chevron gave six months' binding notice of termination which took effect on December 7, 2010 at which time the Vessel was re-delivered to the Company.

VESSEL	12 Months Ended
Dec. 31, 2011
Vessels And Equipment Net [Abstract]
VESSEL
10.   VESSEL

(in thousands of $)	2011	2010
Cost	86,068	86,068
Accumulated depreciation	(40,847)	(38,016)
	45,221	48,052

Depreciation expense was $2.8 million, $2.8 million and $3.0 million for the years ended December 31, 2011, 2010 and 2009, respectively.

DEFERRED CHARGES	12 Months Ended
Dec. 31, 2011
Deferred Charges [Abstract]
DEFERRED CHARGES	11. DEFERRED CHARGES
(in thousands of $)	2011	2010
Debt arrangement fees	864	864
Accumulated amortization	(588)	(549)
	276	315

ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2011
Accrued Expenses [Abstract]
ACCRUED EXPENSES	12. ACCRUED EXPENSES
(in thousands of $)	2011	2010
Interest payable	1,653	1,774
Accrued operating expenses	376	123
Accrued voyage expenses	1,407	-
Accrued administration expenses	-	366
	3,436	2,263

DEBT	12 Months Ended
Dec. 31, 2011
DEBT [Abstract]
DEBT
13.   DEBT

The Serial Notes were issued in the aggregate principal amount of $51,700,000, of which $24,900,000 was allocated to the Company. The Serial Notes were fully repaid on February 1, 2006. The Term Notes were issued in the aggregate principal amount of $127,100,000, of which $63,550,000 was allocated to the Company. Interest on the Term Notes is payable semi-annually on each February 1 and August 1.

(in thousands of $)	2011	2010
Term Notes due February 1, 2019	49,345	52,950
Less: short-term portion	(3,900)	(3,605)
	45,445	49,345

The outstanding debt as of December 31, 2011 is repayable as follows:

(in thousands of $)
Year ending December 31,
2012	3,900
2013	4,220
2014	4,570
2015	4,940
2016	5,345
Thereafter	26,370
49,345

As of December 31, 2011, the effective interest rate for the Term Notes was 8.04%.

The Term Notes are subject to redemption by the Company through the operation of a mandatory sinking fund on each payment date commencing August 1, 2007 up to and including February 1, 2019, according to the schedule of sinking fund redemption payments set forth below. The first sinking fund redemption payment was made on August 1, 2007. The sinking fund redemption price is 100% of the principal amount of Term Notes being redeemed, together with accrued and unpaid interest to the date fixed for redemption. The Term Notes will mature, and the final payment of principal and interest on the Term Notes will be due, on February 1, 2019. The amortization schedule will approximate the level of debt service through to the maturity date with an additional principal payment on the maturity date of $10,995,000.

The following table provides the scheduled sinking fund redemption amounts and final principal payment on the Term Notes.

Scheduled Payment Date (in thousands of $)	Amount
February 1, 2012	1,910
August 1, 2012	1,990
February 1, 2013	2,070
August 1, 2013	2,150
February 1, 2014	2,240
August 1, 2014	2,330
February 1, 2015	2,420
August 1, 2015	2,520
February 1, 2016	2,620
August 1, 2016	2,725
February 1, 2017	2,835
August 1, 2017	2,950
February 1, 2018	3,070
August 1, 2018	3,190
February 1, 2019	14,325
Total debt	49,345

The Term Notes have priority of payment as described in the Indenture Agreement dated as of December 1, 1996 and are collateralized by a statutory first mortgage on the Vessel and certain other collateral. All of our Term Notes are secured by assets cross-collateralized with the assets of IOM I-B.

The Term Notes will be subject to mandatory redemption on a pro rata basis in an aggregate principal amount equal to the allocated principal amount of the Term Notes if the Vessel is a total loss, at a redemption price equal to 100% of the principal amount thereof, plus accrued and unpaid interest (including default interest) to the date fixed for redemption.

The Term Notes may be redeemed in whole or in part at the discretion of the Company on any payment date on or after August 1, 1999 at a redemption price equal to 100% of the principal amount thereof plus accrued and unpaid interest to the date fixed for redemption, provided that if (i) such redemption occurs prior to February 1, 2018 and (ii) the Vessel is then subject to the related Initial Charter or to an acceptable replacement charter pursuant to which the charterer  is required to pay charter hire equal to or greater than the charter hire payable by Chevron during the fixed period, then the make-whole premium, as defined in the Offering Memorandum dated December 19, 1996, shall be payable with respect to the Term Notes in an amount equal to allocated principal amount of the Term Notes for such Vessel. In addition, Term Notes may be redeemed in part in an aggregate principal amount equal to the allocated principal amount of the Notes for the Vessel if the Initial Charter for the Vessel is terminated and an acceptable replacement charter is not entered into, at a redemption price equal to 100% of the principal amount thereof plus accrued interest to the date fixed for redemption.

The indenture governing the Term Notes includes certain covenants that, among other things, prohibit the Company and GSPTC from incurring additional indebtedness (other than subordinated loans) and impose limitations on the amount of investments, on loans, advances, mergers, the payment of dividends and the making of certain other payments, the creation of liens and certain transactions with affiliates.

SHARE CAPITAL	12 Months Ended
Dec. 31, 2011
Share Capital [Abstract]
SHARE CAPITAL
14.   SHARE CAPITAL

Authorized share capital:
	2011	2010
2,000 common stock of no par value	2,000	2,000

Issued and outstanding share capital:
	2011	2010
2 common stock of no par value	2	2

All of the Company's issued and outstanding common shares have been pledged to the Trustee.

FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
FINANCIAL INSTRUMENTS [Abstract]
FINANCIAL INSTRUMENTS
15.   FINANCIAL INSTRUMENTS

Fair Values
The carrying value and estimate fair value of the Company's financial instruments at December 31, 2011 and 2010 are as follows:

	2011	2011	2010	2010
(in thousands of $)	Fair Value	Carrying Value	Fair Value	Carrying Value
Financial assets:
Restricted cash and investments	20,862	20,862	32,022	27,745
Financial liabilities:
Term Notes	47,753	49,345	53,850	52,950

The estimated fair value of financial assets and liabilities are as follows:

	2011
(in thousands of $)	Fair Value	Level 1	Level 2	Level 3
Financial assets:
Restricted cash and investments	20,862	20,862	-	-
Financial liabilities:
Term Notes	47,753	-	47,753	-

The following methods and assumptions were used to estimate the fair value of each class of financial instrument;

Restricted cash and investments - at December 31, 2011 the carrying value is a reasonable estimate of fair value. The fair value at December 31, 2010 includes the market value adjustment received by the Company in March 2011 which was recorded as income in 2011. There were no guaranteed investment contracts outstanding at December 31, 2011.

Term Notes - at December 31, 2011 the estimated fair value of the 8.04% First Preferred Mortgage Term Notes is based on the market price achieved in the last significant trading of the notes, adjusted for movements in the fixed income markets up to the year end (level two per ASC Topic 820). At December 31, 2010, the estimated fair value of the Term Notes were disclosed as level one per ASC Topic 820. Trading of these notes was less active during 2011 and the Company now considers a level two valuation to be appropriate.

Concentrations of risk
The Company has no sources for the payment of the principal of, and the interest on, the Term Notes except for the restricted cash and investment accounts held by the Trustee. Accordingly, the Company's ability to pay debt service on the Term Notes is wholly dependent upon its financial condition, results of operation and cash flows from the Vessel's operation.

There is a concentration of credit risk with respect to restricted cash and investments to the extent that all of the amounts were invested with Bank of New York Mellon as of December 31, 2011.

In 2011, three customers (2010:  one customer) each accounted for 10 percent or more of freight revenues.

ASSETS PLEDGED	12 Months Ended
Dec. 31, 2011
ASSETS PLEDGED [Abstract]
ASSETS PLEDGED
16.   ASSETS PLEDGED

(in thousands of $)	2011	2010
Vessel, net	45,221	48,052
Restricted cash and investments	20,862	27,745
	66,083	75,797

The Term Notes are collateralized by a statutory first mortgage on the Vessel. Restricted cash and investments are also pledged to pay principal and interest on the Term Notes.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
17.   RELATED PARTY TRANSACTIONS

In the years ended December 31, 2011, 2010 and 2009, Frontline has provided management services to the Company pursuant to a management agreement which is effective until termination by either party upon 30 days prior written notice.

SeaTeam Singapore Pte. Limited, a majority owned subsidiary of Frontline, became the technical manager of the Ulriken on December 7, 2010. Balances owed by SeaTeam Singapore Pte. Limited relate to advance payments made with respect to technical management expenses.

A summary of net amounts incurred from related parties for the years ended December 31, 2011, 2010 and 2009 are as follows:

(in thousands of $)	2011	2010	2009
Management fee expense - Frontline Ltd.	50	50	50
Technical management fee – SeaTeam Singapore Pte. Limited	218	-	-

Amounts due from related parties at December 31 are as follows;

(in thousands of $)	2011	2010
SeaTeam Singapore Pte. Limited	157	-
ITCL	1,829	-
	1,986	-

An amount of $1.8 million was advanced to ITCL at December 31, 2011 to fund the operating expenses of the Vessel.

Amounts due to related parties at December 31 are as follows;

(in thousands of $)	2011	2010
SeaTeam Singapore Pte. Limited	-	19
ITCL	-	1,095
Frontline Ltd.	46	46
	46	1,160

An amount of $1.1 million is owed to ITCL at December 31, 2010, mainly in respect of monies advanced by ITCL to an operating account to be used for the funding of operating expenses of the Vessel.